Exhibit 99.1

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	8/31/2015
Distribution Date:	9/14/2015

This report contains information regarding Scotiabank's Global Registered Covered Bond Program Cover Pool as of the indicated Calculation Date. The composition of the Cover Pool will change as Loans (and their Related Security) are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Loans (and their Related Security) in the Cover Pool will vary over time.

This material is for distribution only under such circumstances as may be permitted by applicable law. This material is published solely for informational purposes and this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security. Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.

The information set forth below has been obtained and based upon sources believed by Scotiabank to be accurate, however, Scotiabank makes no representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of the information contained herein. Past performance should not be taken as an indication or guarantee of future performance, and no representation or warranty, express or implied, is made regarding future performance. We assume no liability for any errors or any reliance you place on the information provided herein.

THESE COVERED BONDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY CANADA MORTGAGE AND HOUSING CORPORATION (CMHC) NOR HAS CMHC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS REPORT. THE COVERED BONDS ARE NOT INSURED OR GUARANTEED BY CMHC OR THE GOVERNMENT OF CANADA OR ANY OTHER AGENCY THEREOF.

Program Information

Outstanding Covered Bonds	Initial		CAD
Series	Principal Amount	Exchange Rate	Equivalent	Maturity Date	Coupon Rate	Rate Type
SERIES CBL1 - 5 Year Fixed(1)	EUR 1,000,000,000	1.53752	$1,537,520,000	April 2, 2019	1.000%	Fixed
SERIES CBL2 - 5 Year Fixed(1)	USD 1,500,000,000	1.08740	$1,631,100,000	September 11, 2019	2.125%	Fixed
SERIES CBL3 - 7 Year Fixed(1)	EUR 1,500,000,000	1.41400	$2,121,000,000	September 17, 2021	0.750%	Fixed
SERIES CBL4 - 3 Year Fixed(1)	EUR 1,250,000,000	1.42490	$1,781,125,000	November 2, 2017	0.25%	Fixed
SERIES CBL5 - 3 Year Floating(1)	GBP 250,000,000	1.80600	$451,500,000	November 2, 2017	3 Mth GBP LIBOR + 0.19%	Float
SERIES CBL5 (Tranche 2) - 3 Year Floating(1)	GBP 300,000,000	1.79130	$537,390,000	November 2, 2017	3 Mth GBP LIBOR + 0.19%	Float
SERIES CBL6 - 5 Year Floating(1)	AUD 600,000,000	0.97590	$585,540,000	January 21, 2020	3 mth BBSW + 0.65%	Float
SERIES CBL7 - 5 Year Fixed(1)	USD 1,400,000,000	1.24257	$1,739,600,000	April 14, 2020	1.85%	Fixed
SERIES CBL8 - 5 Year Fixed(1)	EUR 1,250,000,000	1.41000	$1,762,500,000	July 23, 2020	0.50%	Fixed
SERIES CBL9 - 3 Year Floating(1)	GBP 400,000,000	2.01970	$807,880,000	August 7, 2018	3 Mth GBP LIBOR + 0.28%	Float

Currently Outstanding under the Global Registered Covered Bond Program			$12,955,155,000
Issued prior to CMHC registration under the Global Public Sector Covered Bond Programme(2)			$8,973,825,000

Total Outstanding			$21,928,980,000

OSFI Covered Bond Limit			$34,637,512,275

Series Ratings	Moody's	Fitch	DBRS
CBL1	Aaa	AAA	AAA
CBL2	Aaa	AAA	AAA
CBL3	Aaa	AAA	AAA
CBL4	Aaa	AAA	AAA
CBL5 (Tranche 1 & 2)	Aaa	AAA	AAA
CBL6	Aaa	AAA	AAA
CBL7	Aaa	AAA	AAA
CBL8	Aaa	AAA	AAA
CBL9	Aaa	AAA	AAA

Supplementary Information

Parties to Scotiabank Global Registered Covered Bond Program
Issuer	The Bank of Nova Scotia
Guarantor Entity	Scotiabank Covered Bond Guarantor Limited Partnership
Seller, Servicer & Cash Manager	The Bank of Nova Scotia
Interest Rate & Covered Bond Swap Provider	The Bank of Nova Scotia
Bond Trustee and Custodian	Computershare Trust Company of Canada
Covered Pool Monitor	KPMG LLP
Account Bank and GDA Provider	The Bank of Nova Scotia
Standby Account Bank & Standby GDA Provider	Canadian Imperial Bank of Commerce
Paying Agent, Registrar, Exchange Agent, Transfer Agent	The Bank of Nova Scotia, London Branch and for the US, The Bank of Nova Scotia-New York Agency

(1) An Extended Due for Payment Date twelve-months after the Maturity Date has been specified in the Final Terms of this Series. The coupon rate specified for this Series applies until the Maturity Date following which the floating rate of interest specified in the Final Terms of this Series is payable monthly in arrears from Maturity Date to but excluding the Extended Due For Payment Date.

(2) Covered Bonds outstanding under the previously established Global Public Sector Covered Bond Programme do not form a part of the Global Registered Covered Bond Program, nor do they benefit from the registered program framework.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	8/31/2015
Distribution Date:	9/14/2015

Supplementary Information (continued)
	Moody's	Fitch	DBRS	S&P
Scotiabank's Credit Ratings(1)
Senior Debt	Aa2	AA-	AA	A+
Subordinated Debt that does not contain NVCC (2) provisions	A2	A+	AA (low)	A-
Subordinated Debt that contains NVCC (2) provisions	A3	N/A	A (low)	BBB+
Short-Term Debt	P-1	F1+	R-1 (high)	A-1
Rating Outlook	Negative	Stable	Negative	Negative

Applicable Ratings of Standby Account Bank and Standby GDA Provider
	Moody's	Fitch	DBRS
Short-Term Debt / Senior Debt	P-1/Aa3	F1+/AA-	R-1 (high) / AA

Ratings Triggers(3)

If the ratings of the Party falls below the level stipulated below, the Party is required to be replaced or in the case of the Swap Providers replace itself or obtain a guarantee for its obligations

Role (Current Party)	Moody's	Fitch	DBRS
Account Bank / GDA Provider (Scotiabank)	P-1	F1 and A	R-1 (middle) / AA (low)
Standby Account Bank / Standby GDA Provider (CIBC)	P-1	F1 and A	R-1 (middle) / A (low)
Cash Manager (Scotiabank)	P-1	F2 and BBB+	BBB(low) (long)
Servicer (Scotiabank)	Baa2 (long)	F2	R-1 (middle) / BBB (low)
Interest Rate Swap Provider (Scotiabank)	P-2 / A3	F3 and BBB-	R-2 (high) / BBB (high)
Covered Bond Swap Provider (Scotiabank)	P-2 / A3	F3 and BBB-	R-2 (high) / BBB (high)
Paying Agent (Scotiabank)	P-1	F1 and A	N/A

Specific Rating Related Action

The following actions are required if the rating of the Cash Manager (Scotiabank) falls bellow the stipulated rating
	Moody's	Fitch	DBRS
Cash Manager is required to direct the Servicer to deposit Revenue Receipts and all Principal Receipts received by the Servicer directly into the GDA Account (or Standby GDA Account) within two Toronto business days.	P-1	F1 / A	R-1 (middle) / AA (low)

The following actions are required if the rating of the Servicer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Servicer is required to transfer monies held in trust for the Guarantor (i) at any time prior to downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, to the Cash Manager and (ii) at any time following a downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, directly into the GDA Account (or Standby GDA Account), in each case within two Toronto business days.	P-1	F1 / A	R-1 (middle) / BBB (low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
(a) Repayment of the Demand Loan	N/A	F2 / BBB+	N/A
(b) Establishment of the Reserve Fund	P-1	F1 / A	R-1 (middle) and A (low)
(c) Transfer of title to Loans to Guarantor(4)	A3	BBB-	R-1(middle)/BBB(low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Cash flows will be exchanged under the Swap Agreements except as otherwise provided in the Swap Agreements	Baa1 (long)	BBB+ (long)	BBB (high) (long)

Each Swap Provider is required to replace itself, transfer credit support or obtain a guarantee of its obligations if the rating of such Swap Provider falls below the specified rating
	Moody's	Fitch	DBRS
(a) Interest Rate Swap Provider	P-1 / A2, or A-1 if no Short term	F1 and A	R-1 (middle) / A (high)
(b) Covered Bond Swap Provider	P-1 / A2, or A-1 if no Short term	F1 and A	R-1 (middle) / A (high)

Events of Default

Issuer Event of Default			Nil
Guarantor Event of Default			Nil

(1) Subordinated Debt ratings are not the subject of any ratings related actions or requirements under The Bank of Nova Scotia U.S.$15 billion Global Registered Covered Bond Program.
(2) Non-viability contingent capital (NVCC)
(3) The discretion of the Scotiabank Covered Bond Guarantor Limited Partnership to waive a required action upon a Rating Trigger may be limited by the terms of the Transaction Documents.
(4) The transfer of registered title to the Loans to the Guarantor may be deferred if (A) satisfactory assurances are provided to the Guarantor and the Bond Trustee by The Office of the Superintendent of Financial Institutions or such other supervisory authority having jurisdiction over the Seller permitting registered title to the Loans to remain with the Seller until such time as (i) the Loans are to be sold or otherwise disposed of by the Guarantor or the Bond Trustee in the performance of their respective obligations under the Transaction Documents, or (ii) the Guarantor or the Bond Trustee is required to take actions to enforce or otherwise deal with the Loans, and (B) each of the Rating Agencies has confirmed that it will not withdraw or downgrade its then current ratings of the Covered Bonds as a result of such deferral.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	8/31/2015
Distribution Date:	9/14/2015

Asset Coverage Test (C$) (1)

Outstanding Covered Bonds			$12,955,155,000

A = Lesser of (i) LTV Adjusted Loan Balance and			20,889,671,216		A (i)	22,341,894,349
(ii) Asset Percentage Adjusted Loan Balance					A (ii)	20,889,671,216
B = Principal Receipts up to Calculation Date not otherwise applied			0		Asset Percentage:	93.5%
C = Cash Capital Contributions and advances under Intercompany Loan			0		Maximum Asset Percentage:	95.0%
D = Substitute Assets			0
E = (i)Reserve Fund balance and			0
(ii) Pre-Maturity Liquidity Ledger balance (2)			0
F = Negative Carry Factor Calculation			262,915,885
Total: A + B + C + D + E - F			20,626,755,331

Asset Coverage Test			PASS

Valuation Calculation (1)

Trading Value of Covered Bond(3)			13,720,590,999

A = lesser of (i) Present Value of outstanding loan balance of			22,551,776,215		A (i)	22,551,776,215
Performing Eligible Loans(4) and (ii) 80% of Market Value of					A (ii)	40,330,179,413
properties securing Performing Eligible Loans
B = Principal Receipts up to Calculation Date not otherwise applied			-
C = Cash Capital Contributions and advances under Intercompany Loan			-
D = Trading Value of Substitute Assets			-
E = (i)Reserve Fund balance and			-
(ii) Pre-Maturity Liquidity Ledger balance (2)
F = Trading Value of Swap Collateral
Total: A + B + C + D + E + F			22,551,776,215

Intercompany Loan Balance

Guarantee Loan			13,853,411,475
Demand Loan			9,082,057,477
Total			22,935,468,952

Portfolio Losses(5)

Period End	Write off Amounts		Loss Percentage (annualized)
August 31, 2015	N/A		N/A

Portfolio Flow of Funds

	31-Aug-15		30-Jul-15
Cash Inflows
Principal Receipts	362,161,894.38		319,258,494.78
Sale of Loans	33,420,453.00		24,627,383.98
Revenue Receipts	51,874,018.98		40,929,633.82
Swap Receipts	-		-
Intercompany Loan Receipts	7,934,262,196.85		-
Cash Outflows
Swap Payment	-		-
Intercompany Loan Interest	(39,059,984.80)	(6)	(36,236,469.74)	(7)
Purchase of Loans	(7,960,487,378.97)		(34,853,748.29)
Intercompany Loan Repayment	(369,357,165.26)	(6)	(309,032,130.47)	(7)
Distribution to Partners	-		-
Other Inflows / Outflows(8)	(706.86)		(61,351.05)
Net Inflows/(Outflows)	12,813,327.32		4,631,813.03

1) The indexation methodology used to account for subsequent price developments is based on (i) with respect to mortgaged properties located in the cities of Vancouver, Victoria, Calgary, Edmonton, Winnipeg, Ottawa-Gatineau, Hamilton, Toronto, Montreal, Quebec City and Halifax, data provided by Teranet through the Teranet - National Bank National Composite House Price IndexTM (the "House Price Index"), and (ii) for mortgaged properties located in all other areas of Canada, national residential statistics compiled by the Canadian Real Estate Association ("CREA"). The data derived by the House Price Index is based on a repeat sales method, which measures the change in price of certain residential properties within the related area based on at least two sales of each such property over time. Such price change data is then used to formulate the House Price Index for the related area. The statistics derived by CREA are the average actual resale prices for residential properties in the related area, as well as overall figures for each province and territory of Canada. The Original Market Value is as of the date it is most recently determined or assessed in accordance with the underwriting policies (whether upon originiation or renewal of the Loan or subsequently thereto).
(2) Amounts are required to be credited to the Pre-Maturity Liquidity Ledger in respect of Series of Hard Bullet Covered Bonds in certain circumstances more fully described in the Transaction. Documents.
(3) Trading value method is the last selling price as of the Calculation Date of the covered bond.
(4) Present value of expected future cash flows of Loans, calculated using the weighted average current market interest rates offered to Scotiabank clients as at the last day of June, being 2.4707%.
(5) Scotiabank currently reviews the Loans in its Covered Bond Portfolio, on a periodic basis, to ensure such Loans continue to be Eligible Loans. As a result of a review, a selection of Loans may be sold by the Guarantor to Scotiabank, including Loans that have ceased to be Eligible Loans or Loans that are at least 90 days past due or subject to foreclosure. Sales of Eligible Loans by the Guarantor that are at least 90 days past due or subject to foreclosure is done on a voluntary basis and the Guarantor is under no obligation to continue such sales or notify investors of any discontinuance of such sales. The sale of Loans by the Guarantor that were at least 90 days past due or subject to foreclosure reflected in this Investor Report were immaterial to the Covered Bond Portfolio’s overall performance. Refer to Note 14 of Scotiabank’s Form 40-F for the fiscal year ended October 31, 2014 for details on impaired loans and Scotiabank’s residential mortgage portfolio.
(6) This amount is to be paid out on September 17th, 2015.
(7) This amount was paid out on August 17th, 2015.
(8) Amounts included are inflows net of expenses incurred, such as legal fees, filing fees, and service charges.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	8/31/2015
Distribution Date:	9/14/2015

Portfolio Summary Statistics

Previous Month Ending Balance	$14,827,470,168
Current Month Ending Balance	$22,319,844,497
Number of Mortgage Loans in Pool	124,383
Average Loan Size	$179,444
Number of Primary Borrowers	111,323
Number of Properties	113,982

Weighted Average Current Indexed LTV of Loans in the Portfolio(1)(3)	52.99%
Weighted Average of Original LTV of Loans in the Portfolio(1)(4)	66.37%
Weighted Average of Authorized LTV of Loans in the Portfolio(2)(4)	82.66%
Weighted Average Seasoning of Loans in the Portfolio	26.85	(Months)
Weighted Average Mortgage Rate of Loans in the Portfolio	2.96%
Weighted Average Original Term of Loans in the Portfolio	51.42	(Months)
Weighted Average Remaining Term of Loans in the Portfolio	24.56	(Months)
Weighted Average Remaining Maturity of Outstanding Covered Bonds	38.51	(Months)

Disclaimer: Due to rounding, numbers presented in the following tables may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.

Portfolio Delinquency Distribution (5)

Aging Summary	Number of Loans	Percentage	Principal Balance	Percentage
Current and Less Than 30 Days Past Due	124,245	99.89%	22,292,499,467	99.88%
30 to 59 Days Past Due	108	0.09%	22,390,381	0.10%
60 to 89 Days Past Due	30	0.02%	4,954,650	0.02%
90 or More Days Past Due	-	0.00%	-	0.00%
Total	124,383	100.00%	22,319,844,497	100.00%

Portfolio Provincial Distribution

Province	Number of Loans	Percentage	Principal Balance	Percentage
Alberta	14,328	11.52%	2,993,923,517	13.41%
British Columbia	15,751	12.66%	3,768,978,922	16.89%
Manitoba	3,114	2.50%	425,195,990	1.91%
New Brunswick	3,427	2.76%	341,118,091	1.53%
Newfoundland	3,694	2.97%	489,228,435	2.19%
Northwest Territories	36	0.03%	7,031,006	0.03%
Nova Scotia	5,009	4.03%	588,112,361	2.63%
Nunavut	-	0.00%	-	0.00%
Ontario	60,950	49.00%	11,103,286,919	49.75%
Prince Edward Island	782	0.63%	77,925,225	0.35%
Quebec	13,259	10.66%	1,819,838,494	8.15%
Saskatchewan	3,742	3.01%	647,329,785	2.90%
Yukon	291	0.23%	57,875,752	0.26%
Total	124,383	100.00%	22,319,844,497	100.00%

Portfolio Credit Bureau Score Distribution

Credit Bureau Score (6)	Number of Loans	Percentage	Principal Balance	Percentage
Score Unavailable	3,339	2.68%	664,375,850	2.98%
599 or less	2,978	2.39%	525,953,739	2.36%
600 - 650	4,799	3.86%	929,295,491	4.16%
651 - 700	10,032	8.07%	1,982,872,309	8.88%
701 - 750	16,246	13.06%	3,110,441,532	13.94%
751 - 800	20,951	16.84%	4,020,429,835	18.01%
801 and Above	66,038	53.09%	11,086,475,741	49.67%
Total	124,383	100.00%	22,319,844,497	100.00%

(1) With respect to STEP Loans, the Current indexed LTV and Original LTV do not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.
(2) With respect to STEP Loans, the Authorized LTV includes amounts drawn or available to be drawn in respect of Other STEP Products and subsequent STEP Loans, which in each case are or will be secured by the same property.
(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.
(4) Value as most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Eligible Loan or subsequently thereto).
(5) Refer to footnote (5) on page 3 of this Investor Report.
(6) As of July 2014, the Bank changed its credit scoring model from Trans-Risk to FICO® 8 score. As a result of the change, the credit bureau scores in this table are not comparable to periods prior to July 2014.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	8/31/2015
Distribution Date:	9/14/2015

Portfolio Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage
Fixed	105,253	84.62%	18,959,984,897	84.95%
Variable	19,130	15.38%	3,359,859,601	15.05%
Total	124,383	100.00%	22,319,844,497	100.00%

Portfolio Mortgage Asset Type Distribution(1)

Mortgage Asset Type	Number of Loans	Percentage	Principal Balance	Percentage
STEP	96,992	77.98%	15,677,802,105	70.24%
Non-STEP	27,391	22.02%	6,642,042,392	29.76%
Total	124,383	100.00%	22,319,844,497	100.00%

Portfolio Occupancy Type Distribution

Occupancy Type	Number of Loans	Percentage	Principal Balance	Percentage
Not Owner Occupied	2,901	2.33%	523,423,101	2.35%
Owner Occupied	121,482	97.67%	21,796,421,396	97.65%
Total	124,383	100.00%	22,319,844,497	100.00%

Portfolio Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
3.4999 and Below	104,003	83.62%	19,279,591,192	86.38%
3.5000 - 3.9999	15,329	12.32%	2,363,570,278	10.59%
4.0000 - 4.4999	3,725	2.99%	512,773,729	2.30%
4.5000 - 4.9999	853	0.69%	111,936,541	0.50%
5.0000 - 5.4999	327	0.26%	34,981,941	0.16%
5.5000 - 5.9999	82	0.07%	8,344,267	0.04%
6.0000 - 6.4999	57	0.05%	8,149,733	0.04%
6.5000 - 6.9999	6	0.00%	393,322	0.00%
7.0000 - 7.4999	1	0.00%	103,496	0.00%
7.5000 - 7.9999	-	0.00%	-	0.00%
8.0000 - 8.4999	-	0.00%	-	0.00%
8.5000 and Above	-	0.00%	-	0.00%
Total	124,383	100.00%	22,319,844,497	100.00%

Portfolio Current Indexed LTV Distribution(2)(3)(4)

Current LTV (%)	Number of Loans	Percentage	Principal Balance	Percentage
20.00 and Below	14,932	12.00%	895,406,629	4.01%
20.01-25.00	5,843	4.70%	613,998,573	2.75%
25.01-30.00	6,332	5.09%	791,772,598	3.55%
30.01-35.00	7,044	5.66%	1,022,627,971	4.58%
35.01-40.00	7,542	6.06%	1,213,778,530	5.44%
40.01-45.00	8,526	6.85%	1,555,638,505	6.97%
45.01-50.00	9,930	7.98%	2,001,990,297	8.97%
50.01-55.00	11,528	9.27%	2,465,467,040	11.05%
55.01-60.00	13,442	10.81%	2,990,257,026	13.40%
60.01-65.00	14,891	11.97%	3,367,916,202	15.09%
65.01-70.00	12,240	9.84%	2,739,144,752	12.27%
70.01-75.00	7,691	6.18%	1,721,445,411	7.71%
75.01-80.00	4,293	3.45%	908,127,019	4.07%
80.01 and Above	149	0.12%	32,273,942	0.14%
Total	124,383	100.00%	22,319,844,497	100.00%

(1) All loans included in the STEP and Non-STEP programs are amortizing.
(2) With respect to STEP Loans, the Current indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.
(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.
(4) The methodology used in this table aggregates STEP Loans secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	8/31/2015
Distribution Date:	9/14/2015

Portfolio Remaining Term Distribution

Remaining Term (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	12,708	10.22%	1,856,838,010	8.32%
12.00 - 23.99	63,956	51.42%	10,805,307,627	48.41%
24.00 - 35.99	31,248	25.12%	6,389,114,895	28.63%
36.00 - 41.99	5,777	4.64%	1,380,095,246	6.18%
42.00 - 47.99	2,590	2.08%	586,255,692	2.63%
48.00 - 53.99	2,835	2.28%	443,637,631	1.99%
54.00 - 59.99	3,857	3.10%	603,006,767	2.70%
60.00 - 65.99	701	0.56%	127,178,090	0.57%
66.00 - 71.99	47	0.04%	8,448,994	0.04%
72.00 and Above	664	0.53%	119,961,547	0.54%
Total	124,383	100.00%	22,319,844,497	100.00%

Portfolio Remaining Principal Balance Distribution

Remaining Principal Balance ($)	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and Below	40,396	32.48%	2,302,547,369	10.32%
100,000 - 149,999	23,227	18.67%	2,895,041,814	12.97%
150,000 - 199,999	19,233	15.46%	3,344,625,004	14.98%
200,000 - 249,999	13,792	11.09%	3,087,483,595	13.83%
250,000 - 299,999	9,607	7.72%	2,625,994,420	11.77%
300,000 - 349,999	6,197	4.98%	2,004,021,381	8.98%
350,000 - 399,999	3,958	3.18%	1,476,487,662	6.62%
400,000 - 449,999	2,419	1.94%	1,024,369,764	4.59%
450,000 - 499,999	1,665	1.34%	788,657,983	3.53%
500,000 - 549,999	1,077	0.87%	563,868,290	2.53%
550,000 - 599,999	713	0.57%	408,387,996	1.83%
600,000 - 649,999	512	0.41%	319,646,349	1.43%
650,000 - 699,999	313	0.25%	211,074,530	0.95%
700,000 - 749,999	228	0.18%	164,996,196	0.74%
750,000 - 799,999	190	0.15%	147,054,819	0.66%
800,000 - 849,999	173	0.14%	142,645,019	0.64%
850,000 - 899,999	118	0.09%	102,906,214	0.46%
900,000 - 949,999	79	0.06%	72,920,976	0.33%
950,000 - 999,999	62	0.05%	60,382,456	0.27%
1,000,000 or Greater	424	0.34%	576,732,661	2.58%
Total	124,383	100.00%	22,319,844,497	100.00%

Portfolio Property Type Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Condo	15,003	12.06%	2,427,879,554	10.88%
Single Family	106,872	85.92%	19,390,255,131	86.87%
Multi Family	2,215	1.78%	455,291,157	2.04%
Other	293	0.24%	46,418,656	0.21%
Total	124,383	100.00%	22,319,844,497	100.00%

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	8/31/2015
Distribution Date:	9/14/2015

Portfolio Current Indexed LTV and Delinquency Distribution by Province (1)
Current LTV (%)(2)(3)(5)
		20.00 and													80.01 and		Percentage
Province	Delinquency	Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	Above	Total	Total(4)
Alberta	All	96,156,160	69,248,882	85,915,149	121,024,359	129,599,513	172,482,969	225,583,384	269,654,132	411,409,070	562,834,993	464,786,556	236,093,902	131,450,864	17,683,585	2,993,923,517	13.41%
Alberta	Current and Less Than 30 Days Past Due	96,049,439	69,248,882	85,701,659	121,024,359	129,599,513	171,913,653	225,260,261	269,388,260	411,025,679	561,714,940	463,776,007	235,789,683	131,450,864	17,683,585	2,989,626,784	99.86%
Alberta	30 to 59 Days Past Due	28,725	-	213,490	-	-	569,316	185,663	-	196,567	1,120,053	872,467	304,219	-	-	3,490,499	0.12%
Alberta	60 to 89 Days Past Due	77,997	-	-	-	-	-	137,459	265,872	186,824	-	138,082	-	-	-	806,234	0.03%
Alberta	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
British Columbia	All	186,116,672	123,328,454	147,727,888	205,156,808	228,501,986	291,142,900	345,327,668	388,580,568	450,831,266	582,380,652	424,964,226	310,418,885	80,919,622	3,581,327	3,768,978,922	16.89%
	Current and Less Than 30 Days Past Due	185,796,070	123,278,846	147,186,572	202,935,291	228,501,986	290,263,412	345,226,362	387,583,911	450,831,266	582,380,652	424,112,253	310,030,619	80,696,181	3,581,327	3,762,404,749	99.83%
British Columbia	30 to 59 Days Past Due	320,602	49,608	343,652	2,221,517	-	879,488	101,305	996,657	-	-	421,748	388,266	223,441	-	5,946,284	0.16%
British Columbia	60 to 89 Days Past Due	-	-	197,664	-	-	-	-	-	-	-	430,225	-	-	-	627,890	0.02%
British Columbia	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Manitoba	All	8,489,663	7,339,781	9,085,720	12,596,531	15,186,601	20,222,075	27,302,711	33,215,034	40,434,227	62,384,963	88,667,348	56,602,628	43,233,479	435,228	425,195,990	1.91%
Manitoba	Current and Less Than 30 Days Past Due	8,489,663	7,339,781	9,085,720	12,415,498	15,186,601	20,222,075	27,302,711	33,215,034	40,167,887	62,138,808	88,582,613	56,602,628	43,233,479	435,228	424,417,727	99.82%
Manitoba	30 to 59 Days Past Due	-	-	-	181,033	-	-	-	-	266,339	246,155	84,735	-	-	-	778,263	0.18%
Manitoba	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Manitoba	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
New Brunswick	All	8,913,854	5,486,349	8,984,529	10,547,085	12,413,832	18,075,088	20,809,572	27,166,331	43,167,121	71,790,393	69,363,740	23,769,538	20,630,659	-	341,118,091	1.53%
New Brunswick	Current and Less Than 30 Days Past Due	8,913,854	5,486,349	8,984,529	10,547,085	12,413,832	18,075,088	20,720,445	27,166,331	43,167,121	71,790,393	69,363,740	23,769,538	20,630,659	-	341,028,965	99.97%
New Brunswick	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
New Brunswick	60 to 89 Days Past Due	-	-	-	-	-	-	89,126	-	-	-	-	-	-	-	89,126	0.03%
New Brunswick	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Newfoundland	All	10,054,828	8,436,356	9,787,614	10,085,792	16,985,561	24,770,729	33,400,998	44,248,357	55,240,103	82,235,959	104,584,023	33,896,771	55,501,345	-	489,228,435	2.19%
Newfoundland	Current and Less Than 30 Days Past Due	10,043,750	8,436,356	9,761,078	10,085,792	16,985,561	24,770,729	33,400,998	44,248,357	54,981,723	82,235,959	104,067,337	33,896,771	55,501,345	-	488,415,755	99.83%
Newfoundland	30 to 59 Days Past Due	11,079	-	26,536	-	-	-	-	-	258,380	-	371,010	-	-	-	667,005	0.14%
Newfoundland	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	145,675	-	-	-	145,675	0.03%
Newfoundland	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Northwest Territories	All	793,086	273,759	484,997	426,297	296,512	378,762	764,467	-	-	1,130,693	2,095,755	386,680	-	-	7,031,006	0.03%
North West Territories	Current and Less Than 30 Days Past Due	793,086	273,759	484,997	426,297	296,512	378,762	764,467	-	-	1,130,693	2,095,755	386,680	-	-	7,031,006	100.00%
North West Territories	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
North West Territories	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
North West Territories	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nova Scotia	All	19,776,419	12,109,469	16,638,486	19,130,922	28,234,489	34,174,956	41,080,132	57,253,718	79,004,027	99,744,192	105,056,462	36,106,435	39,575,180	227,474	588,112,361	2.63%
Nova Scotia	Current and Less Than 30 Days Past Due	19,776,133	12,109,469	16,638,486	19,130,922	28,234,489	34,174,956	40,928,691	57,253,718	79,004,027	98,959,527	104,856,391	36,106,435	39,575,180	227,474	586,975,897	99.81%
Nova Scotia	30 to 59 Days Past Due	286	-	-	-	-	-	151,441	-	-	700,061	155,865	-	-	-	1,007,653	0.17%
Nova Scotia	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	84,604	44,206	-	-	-	128,810	0.02%
Nova Scotia	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	All	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	Current and Less Than 30 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Ontario	All	482,115,247	328,246,508	430,462,779	535,666,973	663,758,656	849,609,637	1,131,388,604	1,430,226,666	1,646,715,079	1,534,299,063	1,024,386,084	696,261,449	342,690,818	7,459,356	11,103,286,919	49.75%
Ontario	Current and Less Than 30 Days Past Due	481,579,187	327,921,222	429,833,916	534,958,451	663,087,927	849,204,426	1,129,113,649	1,429,363,473	1,644,597,137	1,533,047,584	1,023,589,208	695,118,674	342,690,818	7,459,356	11,091,565,026	99.89%
Ontario	30 to 59 Days Past Due	361,312	325,286	628,864	708,522	670,729	313,714	1,759,347	471,350	1,429,864	803,660	796,877	899,556	-	-	9,169,080	0.08%
Ontario	60 to 89 Days Past Due	174,748	-	-	-	-	91,498	515,608	391,844	688,078	447,819	-	243,218	-	-	2,552,812	0.02%
Ontario	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Prince Edward Island	All	2,103,370	1,442,313	3,281,495	2,735,345	2,931,489	4,605,976	3,801,581	7,300,774	9,468,153	15,996,691	14,381,985	4,257,129	5,618,925	-	77,925,225	0.35%
Prince Edward Island	Current and Less Than 30 Days Past Due	2,103,370	1,442,313	3,281,495	2,735,345	2,931,489	4,605,976	3,715,175	7,300,774	9,393,938	15,996,691	14,381,985	4,257,129	5,618,925	-	77,764,604	99.79%
Prince Edward Island	30 to 59 Days Past Due	-	-	-	-	-	-	86,406	-	-	-	-	-	-	-	86,406	0.11%
Prince Edward Island	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	74,215	-	-	-	-	-	74,215	0.10%
	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Quebec	All	64,388,051	45,959,986	61,865,076	81,750,492	90,003,898	104,662,245	122,052,638	144,659,302	171,609,640	224,870,412	284,803,469	266,710,566	153,615,746	2,886,973	1,819,838,494	8.15%
Quebec	Current and Less Than 30 Days Past Due	64,388,051	45,959,986	61,865,076	81,750,492	90,003,898	104,662,245	121,842,512	144,522,261	171,151,630	224,566,443	284,659,315	266,196,954	153,615,746	2,886,973	1,818,071,582	99.90%
Quebec	30 to 59 Days Past Due	-	-	-	-	-	-	210,126	137,041	458,010	-	144,154	295,860	-	-	1,245,191	0.07%
Quebec	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	303,969	-	217,752	-	-	521,721	0.03%
Quebec	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Saskatchewan	All	15,161,779	10,911,501	16,320,567	21,422,813	23,557,765	32,078,111	47,532,429	55,772,438	76,644,906	117,038,231	144,849,788	54,293,033	31,746,426	-	647,329,785	2.90%
Saskatchewan	Current and Less Than 30 Days Past Due	15,153,613	10,911,501	16,320,567	21,422,813	23,557,765	32,078,111	47,532,429	55,772,438	76,644,906	117,038,231	144,849,788	54,293,033	31,746,426	-	647,321,619	100.00%
Saskatchewan	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Saskatchewan	60 to 89 Days Past Due	8,166	-	-	-	-	-	-	-	-	-	-	-	-	-	8,166	0.00%
Saskatchewan	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Yukon	All	1,337,501	1,215,214	1,218,297	2,084,554	2,308,228	3,435,056	2,946,115	7,389,722	5,733,434	13,209,961	11,205,317	2,648,396	3,143,957	-	57,875,752	0.26%
Yukon	Current and Less Than 30 Days Past Due	1,337,501	1,215,214	1,218,297	2,084,554	2,308,228	3,435,056	2,946,115	7,389,722	5,733,434	13,209,961	11,205,317	2,648,396	3,143,957	-	57,875,752	100.00%
Yukon	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Yukon	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Yukon	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Total	All	895,406,629	613,998,573	791,772,598	1,022,627,971	1,213,778,530	1,555,638,505	2,001,990,297	2,465,467,040	2,990,257,026	3,367,916,202	2,739,144,752	1,721,445,411	908,127,019	32,273,942	22,319,844,497	100.00%
	Current and Less Than 30 Days Past Due	894,423,715	613,623,679	790,362,391	1,019,516,899	1,213,107,801	1,553,784,490	1,998,753,816	2,463,204,277	2,986,698,749	3,364,209,881	2,735,539,708	1,719,096,540	907,903,578	32,273,942	22,292,499,467	99.88%
	30 to 59 Days Past Due	722,004	374,894	1,212,542	3,111,072	670,729	1,762,518	2,494,288	1,605,047	2,609,160	2,869,929	2,846,856	1,887,902	223,441	-	22,390,381	0.10%
	60 to 89 Days Past Due	260,911	-	197,664	-	-	91,498	742,193	657,716	949,117	836,392	758,188	460,970	-	-	4,954,650	0.02%
	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%

(1) Refer to footnote (5) on page 3 of this Investor Report.

(2) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(4) Percentage Total for "All" Loans is calculated as a percentage of total Loans in the Portfolio while the Percentage Total for each other delinquency measure is calculated as a percentage of Loans within the associated province.

(5) The methodology used in this table aggregates STEP Loans secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	8/31/2015
Distribution Date:	9/14/2015

Portfolio Current Indexed LTV Distribution by Credit Bureau Score

Current LTV (%)(1)(2)(3)
Credit	20.00 and													80.01 and		Percentage
Bureau Score (4)	Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	Above	Total	Total
Score Unavailable	21,472,602	15,467,561	24,840,905	25,819,316	38,051,565	50,316,239	59,970,483	74,915,784	92,187,986	84,730,275	80,137,117	63,215,571	32,325,282	925,163	664,375,850	2.98%
<=599	7,987,083	7,391,612	6,900,498	11,035,651	15,870,827	27,201,757	32,763,379	54,567,525	77,585,916	103,624,925	99,241,241	57,580,113	23,568,634	634,579	525,953,739	2.36%
600-650	13,750,309	11,910,418	14,583,307	23,712,384	28,641,079	42,336,250	69,611,302	107,959,883	132,562,339	174,843,442	163,674,910	95,651,350	48,998,918	1,059,601	929,295,491	4.16%
651-700	30,751,800	29,130,692	43,325,340	58,140,670	68,826,044	99,382,148	163,641,749	201,388,229	287,271,991	377,051,913	318,046,592	196,113,803	107,865,633	1,935,706	1,982,872,309	8.88%
701-750	81,321,991	52,778,309	81,617,377	101,160,117	140,931,127	186,016,888	251,159,127	341,011,027	456,671,581	523,678,904	444,708,824	292,738,992	150,771,303	5,875,962	3,110,441,532	13.94%
751-800	109,427,820	89,929,908	118,985,963	164,520,161	195,748,457	269,790,301	349,036,435	478,894,351	576,382,807	635,328,089	506,513,493	335,683,902	182,598,750	7,589,398	4,020,429,835	18.01%
>800	630,695,024	407,390,073	501,519,208	638,239,672	725,709,431	880,594,923	1,075,807,821	1,206,730,241	1,367,594,406	1,468,658,655	1,126,822,575	680,461,680	361,998,499	14,253,533	11,086,475,741	49.67%
Total	895,406,629	613,998,573	791,772,598	1,022,627,971	1,213,778,530	1,555,638,505	2,001,990,297	2,465,467,040	2,990,257,026	3,367,916,202	2,739,144,752	1,721,445,411	908,127,019	32,273,942	22,319,844,497	100.00%

 (1) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(2) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(3) The methodology used in this table aggregates STEP Loans secured by the same property.

(4) As of July 2014, the Bank changed its credit scoring model from Trans-Risk to FICO® 8 score. As a result of the change, the credit bureau scores in this table are not comparable to periods prior to July 2014.